Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,595,062	$ 2,482,847
Less: Accumulated depreciation	(1,628,553)	(1,053,868)
Property and equipment, net	966,509	1,428,979
Warehouse Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,046,300	983,218
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	891,970	885,327
Leasehold Improvement
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 656,792	$ 614,302